Subsequent Events (Details) - shares	Nov. 04, 2016	Oct. 31, 2016	Sep. 28, 2016
Subsequent Events Details
Increase the number of authorized shares of the Company's common stock from 400,000,000 to			500,000,000
Pursuant to the number of shares of common stock issuable under the 2015 Plan was increased from 50,000,000 to		75,000,000
Additional shares of common stock authorized for issuance pursuant to the 2015 Plan	25,000,000